Commitments and Contingencies (Details) (USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2009	Dec. 31, 2010 Commission Arrangement Lawsuit [Member]	Dec. 31, 2011 Fox River Site [Member] facility	Dec. 31, 2010 Fox River Site [Member]	Jun. 30, 2009 Fox River Site [Member]	Dec. 31, 2011 Total Clean Up Costs, Fox River Site [Member]	Dec. 31, 2011 Total Natrual Resource Damages, Fox River Site [Member]	Dec. 31, 2011 Total Natrual Resource Damages, Fox River Site [Member] Minimum [Member]	Dec. 31, 2011 Total Natrual Resource Damages, Fox River Site [Member] Maximum [Member]	Dec. 31, 2011 Fox River LLC [Member]	Dec. 31, 2010 Fox River LLC [Member]	Dec. 31, 2011 Kalamazoo River Site [Member] defendant	Dec. 31, 2011 Kalamazoo River Site [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual, at Carrying Value		$ 8,000,000
Fox River LLC Funding Remainder Other Current Asset										1,000,000	5,000,000
Promissory Note, Original Maximum Obligation					20,000,000
Promissory Note, Current Maximum Obligation			16,000,000
Portion Of Costs Below Threshold, Percentage			45.00%
Threshold For Environmental Cleanup Costs			75,000,000
Portion Of Costs Exceeding Threshold, Percentage			40.00%
Number of Defendants												3	3
Consent Decrees Filed By Government	12
Estimated Total Clean Up Costs			852,000,000
Percentage Contingency for Probable Cost Overruns						15.00%
Estimated Total Clean Up Costs With Additional Overrun Contingency						898,000,000
Estimated Total NRD Costs							76,000,000
Estimated Minimum NRD Costs								0	246,000,000
Estimated Federal Government Maximum NRD Costs							382,000,000
Loss Contingency, Potential Reserve Increase Amount			25,000,000
Anticipated Allocable Total Site Costs, Maximum			100.00%
Net Loss Contingency Accrual										160,000,000	199,000,000
Estimate of AT&T and Actel-Lucent's Portion of Payout, Recorded As Long Term Asset			79,000,000	86,000,000
Total Amount Received from Settlements with Insurance Carriers			158,000,000
Amounts Expected to be Received from Settlements with Insurance Carriers			4,000,000
Portion of Insurance Settlements Subject to Competing Claims			9,000,000
NCRs Agreed Upon Share of Insurance Settlements Subject to Competing Claims			4,000,000
Judgement Against Insurance Company, Amount Awarded, Pending Appeal			5,000,000
Alleged Portion Of GP Clean Up Costs													79,000,000
Number of Potentially Responsible Parties			8
Number of Sites Previously Owned Allegedly Responsible for PCB Discharges			2
Additional Potentially Responsible Parties			4
Loss Contingency, Range of Possible Loss, Minimum			$ 0
Number of Insurance Companies Not Settled			1
Number of Defendants With Asserted Cross Claims												2	2